Common Stock	12 Months Ended
Dec. 31, 2021
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member]
Class of Stock [Line Items]
Common Stock
13.	COMMON STOCK
The
 Company was authorized to issue 191,500,000 shares of $0.001 par value common stock as of December 31, 2020 and 2021.
The voting, dividend, and liquidation rights of the holders of the Company’s common stock are subject to and qualified by the rights, powers, and preferences of the holders of the Preferred Stock set forth above.
Each
 share of common stock generally entitles the holder to one vote, together with the holders of Preferred Stock, on all matters submitted to the stockholders for a vote. As of December 31, 2020 and 2021, no cash dividends have been declared or paid.

As

of December 31, 2021, the Company has reserved the following shares of common stock for potential conversion of outstanding Preferred Stock, potential conversion of convertible debt and PIPE Notes with accrued interest through the applicable year-end, into Series D Preferred Stock, the vesting of restricted stock and exercise of stock options
and
preferred and common stock warrants:

As of December 31, 2021

Redeemable convertible preferred stock	141,430,910
Convertible debt with accrued interest	10,042,251
Options to purchase common stock	29,752,443
Preferred stock warrants	954,634
Common stock warrant s	311,563

Total	182,491,801